Contingent Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Contingent Transactions
As of December 31, 2020 and 2019, the Bank maintains the following maximum exposure to credit risk related to this kind of transactions:

	12/31/2020	12/31/2019
Undrawn commitments of credit cards and checking accounts	95,220,298	124,364,340
Guarantees granted	1,282,770	2,340,277
Letters of credit	888,664	607,827
Overdraft and unused agreed commitments	518,606	1,432,695

	97,910,338	128,745,139

Less: Allowance for ECL (1)	(23,200)	(23,514)

Total	97,887,138	128,721,625

(1)	It includes high grade credit risk exposures in stage 1. During 2020 and 2019, there were no transfers between stages. See also note 22.